MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	COMMODITY - 12.8%
106,717	Invesco DB Gold Fund(a),(b)	$ 5,311,305

	FIXED INCOME - 86.7%
197,770	Invesco Taxable Municipal Bond	5,147,953
24,275	iShares 1-3 Year Treasury Bond ETF	1,976,471
51,037	iShares 20+ Year Treasury Bond ETF	5,243,031
83,587	iShares 7-10 Year Treasury Bond ETF	8,158,927
51,837	iShares Core U.S. Aggregate Bond ETF	5,095,059
38,770	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,177,855
54,464	iShares MBS ETF	5,119,071
33,753	SPDR Portfolio Short Term Corporate Bond ETF	994,026
		35,912,393

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,084,600)	41,223,698

	TOTAL INVESTMENTS - 99.5% (Cost $42,084,600)	$ 41,223,698
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	218,891
	NET ASSETS - 100.0%	$ 41,442,589

ETF	- Exchange-Traded Fund
MBS	- Mortgage Backed Security
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated Company – Monarch Ambassador Income ETF holds in excess of 5% of outstanding voting securities of this security.